Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

On September 6, 2022, shareholders approved our 2022 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) and on September 9, 2022, our board of directors ratified the Omnibus Incentive Plan. The Omnibus Incentive Plan provides for the grant of options, stock appreciation rights, restricted stock units (“RSUs”), restricted stock and other stock-based awards, any of which may be performance-based, and for incentive bonuses, which may be paid in cash, Common Stock or a combination thereof. As of June 30, 2023, 7,216,908 equity units were available for future issuance under the Omnibus Incentive Plan.

At the Closing Date of the Business Combination, Nauticus Robotics Holdings, Inc. had 279,464 options outstanding for the purchase of its Common Stock. Such options were originally issued under the 2015 Equity Incentive Plan (the “2015 Plan”) historically maintained by Nauticus Robotics Holdings, Inc. The outstanding options were converted into 3,970,266 options to purchase shares of our Common Stock. Outstanding options vest assuming continuous service to the Company, with 25% of the options vesting one year after grant and the balance vesting in a series of 36 successive equal monthly installments measured from the first anniversary of grant. During the vesting period, holders have no rights of a stockholder with respect to the shares of Common Stock subject to an option, and the options may not be sold, assigned, transferred, pledged, or otherwise encumbered. Unvested options are forfeited upon termination of employment. As of June 30, 2023, 3,318,957 options (originally issued under the 2015 Plan) remained available to purchase shares of our Common Stock.

Compensation expense for stock option grants is recognized based on the fair value at the date of grant using the Black-Scholes option pricing model.

Stock-based compensation expense, which relates to options originally issued under the 2015 Plan, totaled $139,783 and $279,560 for the first three and six months of 2023, respectively, and was recorded in general and administrative expense. Stock-based compensation expense, which relates to options originally issued under the 2015 Plan, totaled $188,657 and $388,814 for the first three and six months of 2022, respectively, and was recorded in general and administrative expense. As of June 30, 2023, $1,138,576 of total unrecognized compensation costs related to the options will be recognized as an expense over a remaining weighted average period of 2.13 years.

The following table summarizes options outstanding, as well as activity for the periods presented (prior year amounts have been converted using the conversion ratio of 14.2069 applied in the Business Combination):

		Weighted	Weighted
		Average	Average	Aggregate
		Grant Date	Exercise	Intrinsic
	Options	Fair Value	Price	Value

Outstanding as of December 31, 2021	3,947,359	$0.91	$1.74	$2,992,895
Granted	166,931	$1.31	$2.49
Cancelled	(146,331)	$1.15	$2.25
Outstanding as of June 30, 2022	3,967,959	$0.87	$1.85	$2,577,625

Outstanding as of December 31, 2022	3,503,601	$1.87	$1.87	$6,554,541
Exercised	(179,236)	$2.09	$1.91
Forfeited	(42,614)	$1.02	$2.03
Cancelled	(5,408)	$1.94	$1.94
Outstanding as of June 30, 2023	3,276,343	$1.89	$1.87	$3,673,399

The remaining weighted average contractual life of exercisable options as of June 30, 2023, was 5.55 years.

The total intrinsic value of all options exercised during the six months ended June 30, 2023 and 2022, was $91,947 and $0, respectively. The intrinsic value of all options outstanding as of June 30, 2023 and 2022, was $3,673,399 and $2,577,625, respectively. The intrinsic value of all exercisable options as of June 30, 2023 and 2022, was $2,752,450 and $1,794,894, respectively.

Proceeds from exercises of options issued under the 2015 Plan for the first six months ended June 30, 2023 and 2022, were $342,579 and $0, respectively. The tax benefit realized from stock-based compensation was $182,234 and $0 for the first six months ended June 30, 2023 and 2022, respectively. Realization of this amount is dependent on the generation of future taxable income.

Incentive Plans – During 2022, RSUs were granted to certain of our key executives, employees, and non-employee directors. Each RSU is a notional amount that represents the right to receive one share of Common Stock of the Company if and when the RSU vests. RSUs were issued to the following recipients and vest as follows:

Employee RSU grants are time-based and vest equally over a three-year period on December 31 of 2023, 2024, and 2025, conditional upon continued employment.

Non-employee director RSU grants are time-based and vest fully on the earlier of the one-year anniversary of the grant date or the next Annual Meeting of Stockholders of the Company if a grantee is not on the election ballot, conditional upon continued service as a director.

Executive RSU grants issued as executive sign-on bonuses are time-based and vest 50% on the one-year anniversary of the new hire date and 50% on the two-year anniversary of the new-hire date.

In addition, during 2022, an aggregate target grant of 1,214,580 performance-based restricted stock units (“PRSUs”) were made to members of the senior executive management team. Each PRSU is a notional amount that represents the right to receive one share of Common Stock if and when the applicable PRSU performance period is measured and the settled PRSU vests. PRSU participants may earn between 0% and 150% of the target PRSUs granted based on the attainment of performance conditions connected to the Company’s 2022 revenues. The PRSUs earned will vest 50% on December 31, 2023, and 50% on December 31, 2024.

In March 2023, the Company’s board of directors determined that 51% of the performance target was satisfied and an aggregate 619,438 PRSUs were settled to members of the senior executive management team, and will vest in accordance with the terms of the applicable award agreements.

The Compensation Committee has a policy that the Company will not provide U.S. federal income tax gross-up payments to any of its directors or executive officers in connection with future awards of restricted stock or stock units.

The following is a summary of our RSU and PRSU activity for the first six months of 2023:

		Weighted
		Average	Aggregate
		Grant Date	Intrinsic
	Shares	Fair Value	Value

Outstanding as of December 31, 2022	3,134,677	$4.73
Awarded	246,123	$2.76
Released	(298,531)	$4.26
Forfeited	(72,636)	$4.73
Outstanding as of June 30, 2023	3,009,633	$4.61	$8,953,659

The remaining weighted average contractual life of RSUs granted as of June 30, 2023, was 1.63 years.

The RSUs and PSRUs granted in 2022 do not have voting rights or dividend rights unless the subject RSU or PRSU has vested and the share of common stock underlying it has been distributed to the participant.

Grants of RSUs are valued at their estimated fair values as of their respective grant dates. The RSU grants in 2022 were subject only to vesting conditioned on continued employment or service as a nonemployee director; therefore, these grants were valued at the grant date fair market value using the closing price of our stock on the Nasdaq Stock Market.

Stock-based compensation expense attributable to PRSUs under the Omnibus Incentive Plan for the three and six months ended of 2023 was $468,620 and $511,534, respectively and recorded in general and administrative expense. Stock-based compensation expense attributable to RSUs under the Omnibus Incentive Plan for the three and six months ended of 2023, respectively, was $1,275,430 and $2,285,933 and recorded in general and administrative expense. As of June 30, 2023, we had $1,560,119 of future expense related to PRSUs to be recognized and $6,156,920 of future expense related to RSUs over a weighted average remaining life of 1.63 years. Total stock-based compensation expense for the three and six months of 2023, including options, PRSUs, and RSUs, totaled $1,883,833 and $3,077,027, respectively. Total stock-based compensation expense for the three and six months of 2022 for options totaled $188,657 and $388,814, respectively.

11. Stock-Based Compensation

On September 6, 2022, shareholders approved our 2022 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) and on September 9, 2022, our board of directors ratified the Omnibus Incentive Plan. The Omnibus Incentive Plan provides for the grant of options, stock appreciation rights, RSUs, restricted stock and other stock-based awards, any of which may be performance-based, and for incentive bonuses, which may be paid in cash, Common Stock or a combination thereof. At December 31, 2022, 4,589,977 equity units were available for future issuance under the Omnibus Incentive Plan.

At the Closing Date of the Business Combination, Nauticus Robotics Holdings, Inc. had 279,464 options outstanding for the purchase of its common stock. The outstanding options were converted into 3,970,266 options to purchase shares of our Common Stock. Options vest assuming continuous service to the Company with 25% of the options vesting one year after grant and the balance vesting in a series of 36 successive equal monthly installments measured from the first anniversary of grant. During the vesting period, the participants have voting rights, but the options may not be sold, assigned, transferred, pledged, or otherwise encumbered. Unvested shares are forfeited upon termination of employment and vested shares may be repurchased by the Company at its option.

Compensation expense for stock option grants is recognized based on the fair value at the date of grant using the Black-Scholes option pricing model.

The following inputs were used to calculate the fair value of the options as of the date of each grant:

	Years ended December 31,
	2022	2021
Expected volatility	36.7 – 36.9%	52.5 – 52.9%
Expected term (years)	4.69 – 4.94	6.25
Risk-free interest rate	4.03% – 4.06%	1.08% – 1.46%
Expected dividends	0.00%	0.00%

The expected volatility for 2022 was calculated using the historical volatility of the Company’s publicly traded common stock. Since there was no public market for the Company’s common stock in 2021, the expected volatility for options for 2021 was determined based on a peer group of publicly traded companies. In evaluating similarity of this peer group, the Company considered factors such as stage of development, risk profile, enterprise value and position within the industry. The Company used the “simplified method” for estimating the expected term of options, which is the average of the weighted-average vesting period and contractual term of the option. The risk-free rate was based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the stock options. The Company assumed the expected dividends to be zero as it has never paid dividends and at the grant date of the options had no plans to do so.

Stock-based compensation expense, which relates to options granted under the Omnibus Incentive Plan, totaled $784,320 in 2022 and $425,580 in 2021 and was recorded in general and administrative expense. As of December 31, 2022, there was $1,422,492 of total unrecognized compensation cost related to options to be recognized over a remaining weighted average period of 2.56 years.

The following table summarizes options outstanding, as well as activity for the periods presented (prior year amounts have been converted using the conversion ratio of 14.2069 applied in the Business Combination):

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	2,345,559	$0.77	$1.59	$779,457
Granted	1,726,488	$1.10	$1.94
Exercised	(31,255)	$0.47	$1.13
Cancelled	(91,634)	$0.78	$1.88
Outstanding as of December 31, 2021	3,949,158	$0.91	$1.74	$2,992,895
Granted	166,927	$1.31	$2.50
Cancelled	(609,901)	$0.83	$1.83
Outstanding as of December 31, 2022	3,506,184	$1.87	$1.87	$6,554,541

The total intrinsic value of all options exercised during the years ended December 31, 2022 and 2021 was $0 and $42,944, respectively. The intrinsic value of all options outstanding at December 31, 2022 and 2021 was $6,554,541 and $2,992,895, respectively. The intrinsic value of all exercisable options at December 31, 2022 and 2021 was $4,278,240 and $1,678,662, respectively. Stock-based compensation expense attributable to options totaled $784,530 and $425,580 in 2022 and 2021, respectively. The option expense was recorded in general and administrative expense.

Proceeds from option exercises under the stock option plan for the years ended December 31, 2022 and December 31, 2021 were $0 and $35,200, respectively. The tax benefit realized from stock-based compensation was $0 and $16,410 for the years ended December 31, 2022 and December 31, 2021, respectively. Realization of this amount is dependent on the generation of future taxable income.

The following tabulation summarizes certain information related to outstanding and exercisable options at December 31, 2022:

		Options Outstanding			Options Exercisable
Range of Exercise Prices		As of December 31, 2022	Weighted Average Remaining Contractual Life In Years	Weighted Average Exercise Price	As of December 31, 2022	Weighted Average Exercise Price
$0.63	$0.70	284,137	3.02	$0.65	284,137	$0.65
$1.13	$1.46	473,796	6.01	$1.29	370,618	$1.25
$1.94	$2.50	2,748,251	7.61	$2.10	1,444,609	$2.03
$0.63	$2.50	3,506,184	7.02	$1.87	2,099,364	$1.70

The remaining weighted average contractual life of exercisable options at December 31, 2022 was 7.0 years.

Incentive Plans — during 2022, the Compensation Committee and Board of Directors granted restricted units of our common stock to certain of our key executives, employees, and non-employee directors. Each Restricted Stock Unit (“RSU”) is a notional amount that represents the right to receive one share of common stock of the Company if and when the RSUs vest. RSUs were issued to the following recipients and vest as follows:

Employee RSU grants are time-based and vest equally over a three-year period on December 31 of 2023, 2024, and 2025, conditional upon continued employment.

Non-employee director RSU grants are time-based and vest fully on the earlier of the one-year anniversary of the grant date or the next Board of Directors Annual General Meeting if a grantee is not on the election ballot, conditional upon continued service as a director.

Executive RSU grants issued as executive sign-on bonuses are time-based and vest 50% on the one-year anniversary of the new hire date and 50% on the two-year anniversary of the new-hire date.

In addition, during 2022, the Compensation Committee and Board of Directors granted Performance-based Restricted Stock Units (“PRSUs”) to senior executives. Each PRSU is a notional amount that represents the right to receive one share of common stock if and when the PRSU vests. PRSU participants may earn between 0% and 150% of the PRSUs, subject to attainment of certain performance conditions which are based upon the Company’s 2022 revenues. Earned PRSUs will vest 50% on December 31, 2023 and 50% on December 31, 2024.

The senior executive management team met a performance condition, so they received PRSUs that will vest at least 50% of the target achieved according to the award agreements. The number of the PRSUs granted was 1,214,580 with 50% vesting for a total amount of stock base compensation expense totaling $858,278 at December 31, 2022. The PRSUs expenses were recorded in general and administrative expense.

The Compensation Committee has a policy that the Company will not provide U.S. federal income tax gross-up payments to any of its directors or executive officers in connection with future awards of restricted stock or stock units.

The following is a summary of our restricted and performance stock unit activity for 2022:

	Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	—	$0.00
Awarded	3,149,800	$4.73
Forfeited	(15,123)	$4.73
Outstanding as of December 31, 2022	3,134,677	$4.73	$11,723,692

The remaining weighted average contractual life of restricted stock granted at December 31, 2022 was 1.6 years.

The RSUs granted in 2022 do not have voting rights unless a RSU has vested and the share of common stock underlying it has been distributed to the participant. Each grantee of shares of restricted common stock is deemed to be the record owner of those shares during the restricted period, with the right to receive any dividends on those shares.

The PRSUs granted in 2022 carry no dividend rights but have voting rights upon the vesting of a PRSU and the share of common stock underlying it has been distributed to the PRSU participant.

Grants of restricted stock units are valued at their estimated fair values as of their respective grant dates. The grants in 2022 were subject only to vesting conditioned on continued employment or service as a nonemployee director; therefore, these grants were valued at the grant date fair market value using the closing price of our stock on the Nasdaq Stock Market.

Stock-based compensation expense under the restricted stock plans for 2022 was $858,278 for PRSUs and $959,367 for RSUs and was recorded in general and administrative expense. As of December 31, 2022, we had $4,886,686 of future expense related to PRSUs to be recognized and $8,108,603 of future expense related to RSUs over a weighted average remaining life of 2.04 years. Total stock-based compensation expense for 2022 including options, PRSUs, and RSUs totaled $2,601,965.